UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL
HIGH YIELD BOND PORTFOLIO (FORMERLY KNOWN AS LEGG
MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
BOND PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited)	September 30, 2009

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 88.0%
CONSUMER DISCRETIONARY — 16.7%
Auto Components — 1.0%
90,000		Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$97,200
		Allison Transmission Inc., Senior Notes:
120,000		11.000% due 11/1/15 (a)	118,200
520,000		11.250% due 11/1/15 (a)(b)	486,200
420,000	EUR	Europcar Groupe SA, Senior Secured Subordinated Bonds, 4.373% due 5/15/13 (a)(c)	553,449
185,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	49,487
		Visteon Corp., Senior Notes:
185,000		8.250% due 8/1/10 (d)	46,250
220,000		12.250% due 12/31/16 (a)(d)	57,200

		Total Auto Components	1,407,986

Automobiles — 0.2%
		Motors liquidation Co.:
200,000		Notes, 7.200% due 1/15/11 (d)	31,500
1,690,000		Senior Debentures, 8.375% due 7/15/33 (d)	283,075

		Total Automobiles	314,575

Diversified Consumer Services — 0.9%
780,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	869,700
		Service Corp. International, Senior Notes:
135,000		7.625% due 10/1/18	136,688
235,000		7.500% due 4/1/27	210,912

		Total Diversified Consumer Services	1,217,300

Hotels, Restaurants & Leisure — 5.1%
290,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	302,325
		Boyd Gaming Corp., Senior Subordinated Notes:
110,000		6.750% due 4/15/14	99,000
90,000		7.125% due 2/1/16	79,650
244,000		Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	162,260
170,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	172,550
420,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	327,600
		El Pollo Loco Inc.:
755,000		Senior Notes, 11.750% due 11/15/13	698,375
150,000		Senior Secured Notes, 11.750% due 12/1/12 (a)	158,812
265,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(d)	8,613
		Harrah’s Operating Co. Inc.:
675,000		Senior Notes, 10.750% due 2/1/16	548,437
		Senior Secured Notes:
170,000		10.000% due 12/15/15 (a)	141,950
350,000		11.250% due 6/1/17 (a)	355,250
150,000		10.000% due 12/15/18 (a)	120,000
530,000		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	547,225
480,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	285,600
890,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (d)(e)	416,075
223,000	GBP	Marstons Issuer PLC, Secured Bonds, 5.641% due 7/15/35 (c)	257,153
		MGM MIRAGE Inc.:
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Hotels, Restaurants & Leisure — 5.1% (continued)
15,000		Notes, 6.750% due 9/1/12	$12,638
		Senior Notes:
30,000		8.500% due 9/15/10	29,925
20,000		6.625% due 7/15/15	15,550
575,000		11.375% due 3/1/18 (a)	543,375
		Senior Secured Notes:
35,000		10.375% due 5/15/14 (a)	37,537
85,000		11.125% due 11/15/17 (a)	93,287
625,000		Senior Subordinated Notes, 8.375% due 2/1/11	581,250
55,000		Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	37,538
100,000		Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	100,750
370,000		Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	373,700
325,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	258,375
		Snoqualmie Entertainment Authority, Senior Secured Notes:
235,000		4.680% due 2/1/14 (a)(c)	116,325
40,000		9.125% due 2/1/15 (a)	21,400
		Station Casinos Inc.:
		Senior Notes:
465,000		6.000% due 4/1/12 (d)(e)	139,500
555,000		7.750% due 8/15/16 (d)(e)	169,275
75,000		Senior Subordinated Notes, 6.625% due 3/15/18 (d)(e)	3,000

		Total Hotels, Restaurants & Leisure	7,214,300

Household Durables — 1.0%
		American Greetings Corp., Senior Notes:
95,000		7.375% due 6/1/16	91,437
45,000		7.375% due 6/1/16	38,250
115,000		K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	121,900
900,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	904,500
210,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	200,550

		Total Household Durables	1,356,637

Leisure Equipment & Products — 0.8%
450,000	EUR	Carlson Wagonlit BV, Senior Notes, 6.649% due 5/1/15 (a)(c)	485,915
340,000	EUR	Cirsa Capital Luxembourg, Senior Notes, 7.875% due 7/15/12 (a)	487,855
105,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	111,300

		Total Leisure Equipment & Products	1,085,070

Media — 5.3%
		Affinion Group Inc.:
		Senior Notes:
235,000		10.125% due 10/15/13	242,637
60,000		10.125% due 10/15/13 (a)	61,950
1,100,000		Senior Subordinated Notes, 11.500% due 10/15/15	1,135,750
110,000		Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	115,225
		CCH I LLC/CCH I Capital Corp.:
180,000		Senior Notes, 11.000% due 10/1/15 (d)(e)	32,400
1,339,000		Senior Secured Notes, 11.000% due 10/1/15 (d)(e)	254,410
332,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (d)(e)	373,500
		Cengage Learning Acquisitions Inc.:
125,000		Senior Notes, 10.500% due 1/15/15 (a)	118,750
450,000		Senior Subordinated Notes, 13.250% due 7/15/15 (a)	416,250
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Media — 5.3% (continued)
110,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)(e)(f)	$275
120,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (d)(e)	900
635,000		Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14 (a)(d)(e)	690,562
38,000		CMP Susquehanna Corp., 4.774% due 5/15/14 (c)(e)(f)	16,150
		CSC Holdings Inc., Senior Notes:
230,000		7.625% due 4/1/11	239,775
285,000		8.500% due 6/15/15 (a)	300,675
255,000		Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10 (d)	219,300
70,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 7.625% due 5/15/16	75,250
		DISH DBS Corp., Senior Notes:
160,000		7.000% due 10/1/13	162,000
250,000		6.625% due 10/1/14	243,750
575,000		7.875% due 9/1/19 (a)	583,625
400,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	422,000
645,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	32,250
175,000	EUR	ITV PLC, Senior Notes, 10.000% due 6/30/14	266,837
400,000		Sun Media Corp., Senior Notes, 7.625% due 2/15/13	308,000
460,000		Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	496,800
		UPC Holding BV, Senior Notes:
260,000	EUR	8.000% due 11/1/16 (a)	365,452
140,000		9.875% due 4/15/18 (a)	147,700
165,000		Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	170,363

		Total Media	7,492,536

Multiline Retail — 0.7%
		Neiman Marcus Group Inc.:
719,417		Senior Notes, 9.000% due 10/15/15 (b)	618,698
435,000		Senior Secured Notes, 7.125% due 6/1/28	374,100

		Total Multiline Retail	992,798

Specialty Retail — 1.3%
		Blockbuster Inc.:
370,000		Senior Secured Notes, 11.750% due 10/1/14 (a)	354,275
290,000		Senior Subordinated Notes, 9.000% due 9/1/12	187,050
450,000	EUR	Edcon Proprietary Ltd., Senior Notes, 4.023% due 6/15/14 (a)(c)	480,974
300,000		Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	309,750
35,000		Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	36,675
490,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	485,100

		Total Specialty Retail	1,853,824

Textiles, Apparel & Luxury Goods — 0.4%
535,000		Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	575,794

		TOTAL CONSUMER DISCRETIONARY	23,510,820

CONSUMER STAPLES — 1.3%
Food Products — 0.8%
400,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	410,442
245,000		Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	248,675
170,000		Dole Food Co. Inc., Senior Secured Notes, 8.000% due 10/1/16 (a)	171,488
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†	Security	Value

Food Products — 0.8% (continued)
250,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)		$263,750

	Total Food Products		1,094,355

Household Products — 0.2%
145,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)		145,000
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13		153,375

	Total Household Products		298,375

Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
360,000	10.000% due 7/15/16 (a)		373,500
120,000	10.000% due 7/15/16 (a)		124,500

	Total Tobacco		498,000

	TOTAL CONSUMER STAPLES		1,890,730

ENERGY — 12.9%
Energy Equipment & Services — 1.2%
330,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14 (a)		351,450
190,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16		173,850
230,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14		226,550
360,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14		343,800
140,000	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)		144,900
300,000	Sonat Inc., Notes, 7.625% due 7/15/11		307,640
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32		71,244

	Total Energy Equipment & Services		1,619,434

Oil, Gas & Consumable Fuels — 11.7%
290,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)		300,150
520,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18		418,600
1,450,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12		1,355,750
275,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14		294,938
	Chesapeake Energy Corp., Senior Notes:
150,000	6.500% due 8/15/17		138,375
485,000	6.250% due 1/15/18		436,500
450,000	7.250% due 12/15/18		427,500
300,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.750% due 5/15/17		299,250
135,000	Concho Resources Inc., Senior Notes, 8.625% due 10/1/17		139,050
854,666	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.509% due 4/15/10 (a)(b)(c)		722,192
580,000	Ecopetrol SA, Notes, 7.625% due 7/23/19 (a)		638,000
275,000	El Paso Corp., Notes, 7.875% due 6/15/12		284,451
100,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16		106,000
525,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)		491,494
800,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11		797,000
385,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)		389,812
500,000	Indo Integrated Energy BV, Senior Subordinated Notes, 8.500% due 6/1/12		496,387
125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16		126,250
685,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14		626,775
580,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)		619,875
250,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)		242,200
	Mariner Energy Inc., Senior Notes:
135,000	7.500% due 4/15/13		130,950
225,000	8.000% due 5/15/17		207,000
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†	Security	Value

Oil, Gas & Consumable Fuels — 11.7% (continued)
500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	$500,000
	OPTI Canada Inc., Senior Secured Notes:
250,000	7.875% due 12/15/14	192,500
180,000	8.250% due 12/15/14	140,400
550,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	547,937
	Petrohawk Energy Corp., Senior Notes:
290,000	9.125% due 7/15/13	299,425
170,000	7.875% due 6/1/15	168,300
320,000	Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19 (a)	364,000
450,000	Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14 (a)	423,562
	Plains Exploration & Production Co., Senior Notes:
320,000	10.000% due 3/1/16	346,400
130,000	8.625% due 10/15/19	132,275
	Quicksilver Resources Inc., Senior Notes:
360,000	8.250% due 8/1/15	352,800
220,000	11.750% due 1/1/16	243,650
	SandRidge Energy Inc., Senior Notes:
1,095,000	8.625% due 4/1/15 (b)	1,090,894
75,000	8.000% due 6/1/18 (a)	72,563
965,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(d)(e)	67,550
250,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	191,250
310,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	320,463
370,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (d)	50,875
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	301,950
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	75,375
250,000	7.000% due 2/1/14	248,125
	Williams Cos. Inc., Notes:
5,000	7.875% due 9/1/21	5,419
600,000	8.750% due 3/15/32	689,874

	Total Oil, Gas & Consumable Fuels	16,514,086

	TOTAL ENERGY	18,133,520

FINANCIALS — 15.3%
Capital Markets — 0.0%
325,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (d)	56,875

Commercial Banks — 2.6%
230,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	178,915
500,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(c)	408,809
320,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(c)(g)	393,094
	Royal Bank of Scotland Group PLC, Subordinated Notes:
175,000	5.000% due 11/12/13	160,623
70,000	5.050% due 1/8/15	62,867
	RSHB Capital, Loan Participation Notes:
310,000	Notes, 9.000% due 6/11/14 (a)	341,248
1,390,000	Senior Secured Notes, 7.175% due 5/16/13 (a)	1,449,075
530,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (c)(g)	469,050
155,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (c)(g)	161,975

	Total Commercial Banks	3,625,656

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Consumer Finance — 4.8%
244,000	EUR	Fiat Finance & Trade Ltd. SA, Senior Notes, 9.000% due 7/30/12 (a)	$385,211
300,000	EUR	Fiat Finance North America Inc., Senior Notes, 5.625% due 6/12/17	400,811
930,000		FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	1,034,625
		Ford Motor Credit Co.:
380,000		Notes, 7.000% due 10/1/13	356,975
		Senior Notes:
287,500		3.260% due 1/13/12 (c)	259,110
2,775,000		12.000% due 5/15/15	3,060,994
		GMAC LLC:
1,027,000		Senior Notes, 8.000% due 11/1/31 (a)	837,005
54,000		Subordinated Notes, 8.000% due 12/31/18 (a)	41,310
257,000	GBP	SLM Corp., Senior Notes, 5.375% due 12/15/10	375,460

		Total Consumer Finance	6,751,501

Diversified Financial Services — 4.8%
260,000		Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	288,025
540,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	445,500
		CIT Group Inc., Senior Notes:
150,000		4.125% due 11/3/09	121,016
375,000		0.420% due 3/12/10 (c)	270,469
540,000		Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	591,300
		Galaxy Entertainment Finance Co., Ltd., Senior Notes:
200,000		6.218% due 12/15/10 (a)(c)	193,000
350,000		9.875% due 12/15/12 (a)	344,750
		General Electric Capital Corp., Subordinated Bonds:
384,000	EUR	4.625% due 9/15/66 (a)(c)	438,542
230,000	EUR	5.500% due 9/15/67 (a)(c)	264,352
50,000		International Lease Finance Corp., Senior Notes, 5.750% due 6/15/11	45,562
314,000	EUR	ISS Financing PLC, Senior Secured Bonds, 11.000% due 6/15/14 (a)	488,856
550,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (c)(g)	529,703
200,000		Leighton Finance International, Senior Bonds, 7.875% due 5/16/11	195,884
		Leucadia National Corp., Senior Notes:
330,000		7.750% due 8/15/13	333,300
320,000		8.125% due 9/15/15	328,000
		TNK-BP Finance SA:
390,000		7.875% due 3/13/18 (a)	385,125
		Senior Notes:
400,000		7.500% due 7/18/16 (a)	396,000
110,000		7.500% due 7/18/16 (a)	107,525
150,000		7.875% due 3/13/18 (a)	147,195
860,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	881,500

		Total Diversified Financial Services	6,795,604

Insurance — 0.8%
		American International Group Inc.:
210,000		Junior Subordinated Notes, 8.175% due 5/15/58 (c)	127,575
		Medium-Term Notes, Senior Notes:
530,000		5.450% due 5/18/17	384,745
170,000		5.850% due 1/16/18	123,267
		Senior Notes:
80,000		5.600% due 10/18/16	58,778
320,000		8.250% due 8/15/18	272,348
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Insurance — 0.8% (continued)
130,000		MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	$124,150

		Total Insurance	1,090,863

Real Estate Investment Trusts (REITs) — 0.4%
115,000		Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	109,538
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
230,000		9.000% due 5/1/12	242,650
45,000		6.500% due 6/1/16	43,875
175,000		6.750% due 4/1/17	172,375

		Total Real Estate Investment Trusts (REITs)	568,438

Real Estate Management & Development — 1.8%
500,000		Agile Property Holdings Ltd., Senior Bonds, 9.000% due 9/22/13 (a)	494,306
231,400		Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.289% due 6/30/15 (a)(e)(f)	86,775
101,000	GBP	Castle HoldCo 4 Ltd., Senior Secured Notes, 10.000% due 5/8/18 (a)(f)	145,335
275,000		Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	224,125
		Realogy Corp.:
1,000,000		13.500% due 10/15/17	1,043,750
620,000		Senior Notes, 10.500% due 4/15/14	452,600
110,000		Senior Subordinated Notes, 12.375% due 4/15/15	93,474
60,361		Senior Toggle Notes, 11.000% due 4/15/14 (b)	40,140

		Total Real Estate Management & Development	2,580,505

Thrifts & Mortgage Finance — 0.1%
85,000		Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	73,100

		TOTAL FINANCIALS	21,542,542

HEALTH CARE — 5.0%
Health Care Equipment & Supplies — 0.5%
		Biomet Inc.:
70,000		Senior Notes, 11.625% due 10/15/17	76,650
590,000		Senior Toggle Notes, 10.375% due 10/15/17 (b)	629,825

		Total Health Care Equipment & Supplies	706,475

Health Care Providers & Services — 4.4%
1,155,000		CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	814,275
		DaVita Inc.:
35,000		Senior Notes, 6.625% due 3/15/13	34,825
430,000		Senior Subordinated Notes, 7.250% due 3/15/15	427,850
		HCA Inc., Senior Secured Notes:
1,513,000		9.625% due 11/15/16 (b)	1,577,302
370,000		7.875% due 2/15/20 (a)	372,313
250,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	251,250
		Tenet Healthcare Corp.:
		Senior Notes:
602,000		9.000% due 5/1/15 (a)	632,100
242,000		10.000% due 5/1/18 (a)	268,015
281,000		Senior Secured Notes, 8.875% due 7/1/19 (a)	297,860
		Universal Hospital Services Inc., Senior Secured Notes:
130,000		4.635% due 6/1/15 (c)	110,825
225,000		8.500% due 6/1/15 (b)	221,625
1,098,000		US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(c)	960,750
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Health Care Providers & Services — 4.4% (continued)
180,000		US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	$190,350

		Total Health Care Providers & Services	6,159,340

Pharmaceuticals — 0.1%
110,000		Elan Corp. PLC, Senior Notes, 8.750% due 10/15/16 (a)	108,625
1,300,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	6,500

		Total Pharmaceuticals	115,125

		TOTAL HEALTH CARE	6,980,940

INDUSTRIALS — 9.8%
Aerospace & Defense — 2.0%
280,000	EUR	Bombardier Inc., Senior Notes, 7.250% due 11/15/16 (a)	418,162
1,432,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	923,640
		L-3 Communications Corp., Senior Subordinated Notes:
480,000		5.875% due 1/15/15	480,000
120,000		6.375% due 10/15/15	121,800
495,000		Spirit AeroSystems Inc., Senior Notes, 7.500% due 10/1/17 (a)	495,000
425,000		TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	412,781

		Total Aerospace & Defense	2,851,383

Air Freight & Logistics — 0.5%
650,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	702,000

Airlines — 1.7%
100,000		American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	101,750
350,000		Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14 (f)	301,875
1,320,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,036,200
		Delta Air Lines Inc.:
		Pass-Through Certificates:
455,000		7.711% due 9/18/11	420,875
251,153		8.954% due 8/10/14 (f)	197,783
		Senior Secured Notes:
160,000		9.500% due 9/15/14 (a)	160,800
180,000		12.250% due 3/15/15 (a)	168,750

		Total Airlines	2,388,033

Building Products — 0.7%
		Associated Materials Inc.:
45,000		Senior Discount Notes, 11.250% due 3/1/14	34,200
810,000		Senior Subordinated Notes, 9.750% due 4/15/12	799,875
30,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (e)	30,750
2,000,000		NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/1/14 (e)	65,000
55,000		USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	57,750

		Total Building Products	987,575

Commercial Services & Supplies — 1.5%
105,000		ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	110,250
740,000		Altegrity Inc., Senior Subordinated Notes, 11.750% due 5/1/16 (a)	573,500
315,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	322,875
46,000	EUR	ISS Global A/S, Euro Medium-Term Notes, 4.750% due 9/18/10	67,351
		RSC Equipment Rental Inc.:
675,000		Senior Notes, 9.500% due 12/1/14	654,750
390,000		Senior Secured Notes, 10.000% due 7/15/17 (a)	421,200

		Total Commercial Services & Supplies	2,149,926

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Construction & Engineering — 0.4%
520,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	$531,700

Machinery — 0.1%
170,000		American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	158,950
30,000		Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	29,850

		Total Machinery	188,800

Road & Rail — 1.8%
		Kansas City Southern de Mexico, Senior Notes:
840,000		9.375% due 5/1/12	856,800
230,000		7.625% due 12/1/13	224,250
130,000		7.375% due 6/1/14	126,750
280,000		12.500% due 4/1/16 (a)	310,800
90,000		Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	103,950
825,000		RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	868,312

		Total Road & Rail	2,490,862

Trading Companies & Distributors — 0.9%
345,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	332,925
90,000		Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	86,850
450,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	414,000
890,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(e)	431,650

		Total Trading Companies & Distributors	1,265,425

Transportation Infrastructure — 0.2%
		Swift Transportation Co., Senior Secured Notes:
155,000		8.190% due 5/15/15 (a)(c)	110,825
110,000		12.500% due 5/15/17 (a)	83,050

		Total Transportation Infrastructure	193,875

		TOTAL INDUSTRIALS	13,749,579

INFORMATION TECHNOLOGY — 1.0%
IT Services — 0.6%
470,000		Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	401,850
525,000		First Data Corp., Senior Notes, 9.875% due 9/24/15	482,344

		Total IT Services	884,194

Semiconductors & Semiconductor Equipment — 0.4%
		Freescale Semiconductor Inc.:
		Senior Notes:
295,000		8.875% due 12/15/14	227,150
104,938		9.125% due 12/15/14 (b)	72,932
275,000		Senior Subordinated Notes, 10.125% due 12/15/16	184,250
105,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	98,437

		Total Semiconductors & Semiconductor Equipment	582,769

		TOTAL INFORMATION TECHNOLOGY	1,466,963

MATERIALS — 11.5%
Chemicals — 0.5%
150,000		Arco Chemical Co., Debentures, 9.800% due 2/1/20 (d)(e)	102,000
280,000		Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	300,300
5,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	5,150
270,000	EUR	Rhodia SA, Senior Notes, 3.746% due 10/15/13 (a)(c)	355,788

		Total Chemicals	763,238

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

Containers & Packaging — 1.9%
432,038	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15 (b)	$534,521
190,000	EUR	Beverage Packaging Holdings Luxembourg II SA, Senior Notes, 9.500% due 6/15/17 (a)	278,884
200,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	212,500
312,000	EUR	Clondalkin Industries BV, Senior Secured Notes, 8.000% due 3/15/14 (a)	411,133
		Graham Packaging Co. L.P.:
100,000		Senior Notes, 8.500% due 10/15/12	101,500
195,000		Senior Subordinated Notes, 9.875% due 10/15/14	201,338
260,000	EUR	Impress Holdings BV, Senior Bonds, 9.250% due 9/15/14 (a)	395,906
120,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0
175,000		Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	188,125
350,000		Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	372,750

		Total Containers & Packaging	2,696,657

Metals & Mining — 4.7%
550,000		CII Carbon LLC, 11.125% due 11/15/15 (a)	530,750
990,000		Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	957,825
660,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	637,725
713,844		Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(c)	506,829
		Novelis Inc., Senior Notes:
480,000		7.250% due 2/15/15	417,600
340,000		11.500% due 2/15/15 (a)	345,100
220,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	270,521
715,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	682,825
		Teck Resources Ltd., Senior Secured Notes:
190,000		9.750% due 5/15/14	209,950
160,000		10.250% due 5/15/16	181,600
		Vale Overseas Ltd., Notes:
102,000		6.250% due 1/23/17	109,456
1,000,000		6.875% due 11/21/36	1,037,031
670,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	666,650

		Total Metals & Mining	6,553,862

Paper & Forest Products — 4.4%
1,515,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(d)	1,499,850
		Appleton Papers Inc.:
190,000		Senior Notes, 8.125% due 6/15/11 (e)	155,087
130,000		Senior Secured Notes, 11.250% due 12/15/15 (a)	128,462
945,000		Senior Subordinated Notes, 9.750% due 6/15/14 (e)	431,156
620,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	646,350
550,000	EUR	Lecta SA, Senior Secured Notes, 3.498% due 2/15/14 (a)(c)	648,253
		M-real Oyj, Senior Notes:
180,000	EUR	5.648% due 12/15/10 (c)	246,416
300,000	EUR	9.250% due 4/1/13	327,238
		NewPage Corp., Senior Secured Notes:
560,000		6.733% due 5/1/12 (c)	350,000
10,000		10.000% due 5/1/12	6,650
440,000		11.375% due 12/31/14 (a)	434,500
748,668		Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(c)	153,477
243,000	EUR	PE Paper Escrow GmbH, Senior Secured Notes, 11.750% due 8/1/14 (a)	375,802
550,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	451,000
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†	Security	Value

Paper & Forest Products — 4.4% (continued)
325,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	$334,750

	Total Paper & Forest Products	6,188,991

	TOTAL MATERIALS	16,202,748

TELECOMMUNICATION SERVICES — 8.7%
Diversified Telecommunication Services — 5.4%
650,000	Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	627,250
230,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	239,200
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	15,000
165,000	Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	166,856
810,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (d)(e)	1,013
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	225,750
320,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	329,600
580,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.982% due 2/1/15	581,450
	Intelsat Jackson Holdings Ltd., Senior Notes:
260,000	9.500% due 6/15/16	274,300
730,000	11.500% due 6/15/16	781,100
	Level 3 Financing Inc., Senior Notes:
485,000	12.250% due 3/15/13	492,275
630,000	9.250% due 11/1/14	558,337
380,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	395,200
445,000	Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	446,669
300,000	Sri Lanka Telecom Ltd., Notes, 6.875% due 11/30/09	295,996
970,000	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	1,019,003
	Wind Acquisition Finance SA:
345,000	Senior Bonds, 10.750% due 12/1/15 (a)	381,225
295,000	Senior Notes, 11.750% due 7/15/17 (a)	334,088
420,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	431,550

	Total Diversified Telecommunication Services	7,595,862

Wireless Telecommunication Services — 3.3%
350,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	425,484
275,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	280,500
380,000	iPCS Inc., Senior Secured Notes, 2.608% due 5/1/13 (c)	323,000
25,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	25,687
	Sprint Capital Corp., Senior Notes:
870,000	8.375% due 3/15/12	902,625
1,265,000	8.750% due 3/15/32	1,201,750
	True Move Co., Ltd.:
635,000	10.750% due 12/16/13 (a)	612,775
845,000	Notes, 10.750% due 12/16/13 (a)	815,425

	Total Wireless Telecommunication Services	4,587,246

	TOTAL TELECOMMUNICATION SERVICES	12,183,108

UTILITIES — 5.8%
Electric Utilities — 1.1%
	EEB International Ltd.:
100,000	8.750% due 10/31/14 (a)	108,000
550,000	Senior Bonds, 8.750% due 10/31/14 (a)	594,000
155,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	161,200
	Texas Competitive Electric Holdings Co. LLC, Senior Notes:
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†	Security	Value

Electric Utilities — 1.1% (continued)
880,000	10.250% due 11/1/15	$638,000
79,661	10.500% due 11/1/16 (b)	53,771

	Total Electric Utilities	1,554,971

Gas Utilities — 0.2%
275,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	273,281

Independent Power Producers & Energy Traders — 4.4%
	AES Corp., Senior Notes:
270,000	8.875% due 2/15/11	279,450
280,000	9.750% due 4/15/16 (a)	306,600
390,000	8.000% due 10/15/17	394,387
135,000	8.000% due 6/1/20	134,663
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	172,500
345,000	Senior Notes, 7.750% due 6/1/19	295,838
	Edison Mission Energy, Senior Notes:
595,000	7.500% due 6/15/13	560,787
290,000	7.750% due 6/15/16	255,200
450,000	7.200% due 5/15/19	366,750
	Energy Future Holdings Corp., Senior Notes:
605,000	10.875% due 11/1/17	459,800
3,244,600	11.250% due 11/1/17 (b)	2,157,659
496,890	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	506,828
125,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	123,125
65,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	63,781
125,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	85,931

	Total Independent Power Producers & Energy Traders	6,163,299

Multi-Utilities — 0.1%
150,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (a)	163,125

	TOTAL UTILITIES	8,154,676

	TOTAL CORPORATE BONDS & NOTES (Cost — $125,896,116)	123,815,626

ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost — $127,238)	0

COLLATERALIZED SENIOR LOANS — 1.3%
CONSUMER DISCRETIONARY — 0.3%
Auto Components — 0.3%
480,975	Allison Transmission Inc., Term Loan B, 3.060% due 8/7/14 (a)(c)	421,655

ENERGY — 0.6%
Energy Equipment & Services — 0.4%
771,176	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (a)(c)(e)	559,103

Oil, Gas & Consumable Fuels — 0.2%
500,000	Stallion Oilfield Services, Term Loan, 7.736% due 7/31/12 (a)(c)	216,250

	TOTAL ENERGY	775,353

INDUSTRIALS — 0.3%
Airlines — 0.3%
500,000	United Airlines Inc., Term Loan B, 2.331% due 1/12/14 (c)	373,750

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount†		Security	Value

MATERIALS — 0.1%
Chemicals — 0.1%
287,716		Lyondell Chemical Co., Term Loan, 5.213% due 12/20/14 (a)(c)	$189,473

Paper & Forest Products — 0.0%
4,499		Verso Paper Holdings LLC, Term Loan, 6.733% due 2/1/13 (c)	1,316

		TOTAL MATERIALS	190,789

		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $2,046,888)	1,761,547

CONVERTIBLE BONDS & NOTES — 0.6%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
355,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	373,637

INDUSTRIALS — 0.3%
Airlines — 0.0%
30,000		AMR Corp., Senior Notes, 6.250% due 10/15/14	31,838

Marine — 0.3%
555,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	440,531

		TOTAL INDUSTRIALS	472,369

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $667,139)	846,006

SOVEREIGN BONDS — 5.6%
Brazil — 0.7%
1,800,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	988,587

Colombia — 0.4%
477,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	547,834

Indonesia — 0.4%
560,000		Republic of Indonesia, Senior Bonds, 6.875% due 1/17/18 (a)	603,400

Panama — 0.5%
615,000		Republic of Panama, 6.700% due 1/26/36	682,650

Russia — 0.7%
		Russian Federation:
65,000		11.000% due 7/24/18 (a)	92,138
867,840		7.500% due 3/31/30 (a)	950,805

		Total Russia	1,042,943

Turkey — 0.7%
		Republic of Turkey, Senior Notes:
620,000		7.500% due 7/14/17	686,650
300,000		7.000% due 3/11/19	321,750

		Total Turkey	1,008,400

United Arab Emirates — 0.3%
330,000		MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14 (a)	351,392

Venezuela — 1.9%
3,610,000		Bolivarian Republic of Venezuela, 5.750% due 2/26/16 (a)	2,671,400

		TOTAL SOVEREIGN BONDS (Cost — $6,993,548)	7,896,606

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

COMMON STOCK — 0.4%
MATERIALS — 0.4%
Chemicals — 0.4%
19,278	Georgia Gulf Corp. *
	(Cost — $728,864)	$578,340

CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
830	Bank of America Corp., 7.250%
	(Cost — $822,194)	705,492

ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
75,000	Pillowtex Corp., 9.000% due 12/15/49 (e)(f)*
	(Cost — $0)	0

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
8,862	CMP Susquehanna Radio Holdings Corp., 0.000% (a)(c)(f)*	3,766
1	ION Media Networks Inc., Series B, 12.000% (e)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	3,766

FINANCIALS — 0.2%
Consumer Finance — 0.2%
353	Preferred Blocker Inc., 7.000% (a)	205,303

Thrifts & Mortgage Finance — 0.0%
14,050	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (c)(h)*	25,430

	TOTAL FINANCIALS	230,733

	TOTAL PREFERRED STOCKS
	(Cost — $472,438)	234,499

Warrants

WARRANTS — 0.0%
389	Buffets Restaurant Holdings, Expires 4/28/14(e)(f)*	0
10,127	CNB Capital Trust, Expires 3/23/19(a)(f)*	279
1	Turbo Beta Ltd., Expires 11/1/14(f)*	0

	TOTAL WARRANTS
	(Cost — $278)	279

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $137,754,703)	135,838,395

Face
Amount†

SHORT-TERM INVESTMENT — 3.4%
Repurchase Agreement — 3.4%
4,785,000	Morgan Stanley tri-party repurchase agreement dated 9/30/09, 0.030% due 10/1/09; Proceeds at maturity — $4,785,004 (Fully collateralized by U.S. government agency obligation, 0.000% due 1/6/10 Market Value — $4,883,535) (Cost — $4,785,000)	4,785,000

	TOTAL INVESTMENTS — 100.0% (Cost — $142,539,703#)	140,623,395

	Other Assets in Excess of Liabilities — 0.0%	45,491

	TOTAL NET ASSETS — 100.0%	$140,668,886

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(d)	The coupon payment on these securities is currently in default as of September 30, 2009.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

	BRL	—	Brazilian Real

	EUR	—	Euro

	GBP	—	British Pound

	GMAC	—	General Motors Acceptance Corp.

	OJSC	—	Open Joint Stock Company
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Western Asset Variable Global High Yield Bond Portfolio (formerly known as Legg Mason Partners Variable Global High Yield Bond Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Descriptions	(Level 1)	(Level 2)	(Level 3)	Total

Long-term investments:
Corporate bonds & notes	—	$123,567,366	$248,260	$123,815,626
Asset-backed security	—	—	0	0
Collateralized senior loans	—	1,761,547	—	1,761,547
Convertible bonds & notes	—	846,006	—	846,006

Notes to Schedule of Investments (unaudited) (continued)

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Sovereign bonds	—	7,896,606	—	7,896,606
Common stock†	$578,340	—	0	578,340
Convertible preferred stocks†	705,492	—	—	705,492
Escrowed shares	—	—	0	0
Preferred stocks:
Consumer discretionary	—	—	3,766	3,766
Financials	25,430	205,303	—	230,733
Warrants	—	—	279	279

Total long-term investments	1,309,262	134,276,828	252,305	135,838,395

Short-term investment†	—	4,785,000	—	4,785,000

Total investments	1,309,262	139,061,828	252,305	140,623,395

Other financial instruments:
Forward foreign currency contracts	—	(113,444)	—	(113,444)

Total	$1,309,262	$138,948,384	$252,305	$140,509,951

†	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Asset-
	Bonds &	Backed	Common	Preferred
Investments in Securities	Notes	Securities	Stocks	Stocks	Warrants	TOTAL

Balance as of December 31, 2008	$145,985	$0	$0	$0	$0	$145,985
Accrued premiums/discounts	9,834	(242)	—	—	—	9,592
Realized gain/(loss)(1)	(125,000)	—	(161,298)	(78)	(383)	(286,759)
Change in unrealized appreciation (depreciation)(2)	174,357	242	161,298	78	383	336,358
Net purchases (sales)	240,867	—	—	3,766	279	244,912
Net transfers in and/or out of Level 3	(197,783)	—	—	—	—	(197,783)

Balance as of September 30, 2009	$248,260	$0	$0	$3,766	$279	$252,305

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009(2)	$(151,632)	$(127,238)	—	$(11,500)	$0	$(290,370)

(1)	This amount is included in net realized gain (loss) from investment transaction.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Notes to Schedule of Investments (unaudited) (continued)
The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(g) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,421,099
Gross unrealized depreciation	(14,337,407)

Net unrealized depreciation	$(1,916,308)

Notes to Schedule of Investments (unaudited) (continued)
At September 30, 2009, the Portfolio had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

Contracts to sell:
British Pound	76,315	$121,995	11/19/09	$7,629
British Pound	79,193	126,595	11/19/09	5,158
British Pound	46,881	74,942	11/19/09	1,929
British Pound	47,069	75,244	11/19/09	896
British Pound	250,571	400,554	11/19/09	13,116
Euro	240,000	351,384	11/19/09	(13,004)
Euro	3,495,700	5,118,060	11/19/09	(84,218)
Euro	779,351	1,141,050	11/19/09	(18,792)
Euro	613,804	898,672	11/19/09	(15,671)
Euro	230,000	336,743	11/19/09	(10,487)

Net unrealized loss on open forward foreign currency contracts				$(113,444)

3. Derivatives Instruments and Hedging Activities
Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2009.

	Forward Foreign Currency
	Contracts
Primary Underlying	Unrealized	Unrealized
Risk Disclosure	Appreciation	Depreciation	Total

Foreign Exchange Contracts	$28,728	$(142,172)	$(113,444)

The Portfolio had average market value of $3,425,723 in forward foreign currency contracts (to sell) and $21,997 in forward foreign currency contracts (to buy) during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: November 24, 2009